Subsequent Events (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 01, 2021	Oct. 01, 2021	Feb. 01, 2021	Oct. 27, 2021	Mar. 19, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2019
Stock issued for professional services, shares			250,000		80,000
Stock issued for professional services, value			$ 115,000		$ 100,000	$ 156,375	$ 151,500	$ 173,583
Price per share			$ 0.46		$ 1.25
One Consultants [Member] | Subsequent Event [Member]
Stock issued for professional services, shares	15,000	100,000
Stock issued for professional services, value	$ 16,050	$ 125,000
Cash		$ 20,000
Three Consultants [Member] | Subsequent Event [Member]
Stock issued for professional services, shares				175,000
Stock issued for professional services, value				$ 152,250
Another Consultants [Member] | Subsequent Event [Member]
Stock issued for professional services, shares	100,000
Stock issued for professional services, value	$ 107,000